Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of changes in the carrying amount of goodwill

	January 1,	Impairment	Exchange	December 31,	Impairment	Exchange	December 31,
	2016	(Note 25.5)	differences	2016	(Note 25.5)	differences	2017
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Thaba Chueu Mining (Pty.), Ltd.	1,438	(1,612)	174	—	—	—	—
Globe Specially Metals, Inc. (Globe) (see Note 5)	425,413	(193,000)	(2,203)	230,210	(30,618)	5,695	205,287
Total	426,851	(194,612)	(2,029)	230,210	(30,618)	5,695	205,287

Schedule of key assumptions used in the determination of recoverable value

	2017		2016
	U.S.	Canada	U.S.	Canada
Weighted average cost of capital	10.5%	10.5%	9.0%	9.5%
Long-term growth rate	1.5%	1.5%	2.4%	3.0%
Normalized tax rate	27.1%	26.5%	40.0%	26.5%
Normalized cash free net working capital	21.0%	21.0%	15.0%	15.0%

Schedule of sensitivity to changes in assumptions affecting impairment

		Excess of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		cash flows
		value over	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Goodwill	carrying value	by 10%	by 10%	by 10%	by 10%	by 10%	by 10%
	(in millions of US$)
Electrometallurgy - U.S.	172.9	239.8	78.8	(62.4)	(7.1)	7.4	(59.3)	59.3
Electrometallurgy - Canada	32.4	—	12.6	(10.0)	(1.1)	1.2	(10.1)	10.1
Total	205.3